Other operating income	12 Months Ended
Dec. 31, 2021
Other operating income.
Other operating income
19.	Other operating income
Other operating income consists of government grants and other miscellaneous income. Grants related to depreciable assets are recognized in profit or loss over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets.
Other operating income is comprised of:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Government grants	427,832	395,042	503,685
Claims income	96,388	141,408	175,499
Others	121,193	171,405	245,395

Total other operating income	645,413	707,855	924,579